Expense Example - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Jul. 10, 2024 USD ($)
VIP High Income Portfolio - Initial Class
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	1,014
VIP High Income Portfolio - Service Class
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
VIP High Income Portfolio - Service Class 2
Expense Example:
1 year	109
3 years	340
5 years	590
10 years	$ 1,306